STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	14,086,153	8,948,018
Common shares, shares outstanding (in shares)	14,086,153	8,948,018
Class A common stock subject to possible redemption, outstanding (in shares)	14,663,874	19,801,982
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	14,663,847